Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]

Principles of consolidation

The accompanying consolidated financial statements include the accounts of EuroDry Ltd. and its subsidiaries (collectively, the “Company”) referred to in Note 1. All intercompany balances and transactions have been eliminated on consolidation.

EuroDry as the holding company determines whether it has controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity. Under ASC 810 “Consolidation”, a voting interest entity is an entity in which the total equity investment at risk is sufficient to enable the entity to finance itself independently and provides the equity holders with the obligation to absorb losses, the right to receive residual returns and make financial and operating decisions. EuroDry consolidates voting interest entities in which it owns all, or at least a majority (generally, greater than 50%), of the voting interest.

Following the provisions of ASC 810 “Consolidation”, the Company evaluates all arrangements that may include a variable interest in an entity to determine if it may be the primary beneficiary, and would be required to include assets, liabilities and operations of a variable interest entity in its consolidated financial statements. The Company’s evaluation did not result in an identification of variable interest entities for the years ended December 31, 2021, 2022 and 2023.

Use of Estimates, Policy [Policy Text Block]

Use of estimates

The preparation of the accompanying consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosures of contingent assets and liabilities at the date of the consolidated financial statements, and the stated amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Comprehensive Income, Policy [Policy Text Block]

Other comprehensive income / (loss)

The Company has no other comprehensive income / (loss) and accordingly comprehensive income / (loss) equals net income / (loss) for all periods presented. As such, no statement of comprehensive income / (loss) has been presented.

Foreign Currency Transactions and Translations Policy [Policy Text Block]

Foreign currency translation

The Company’s functional currency as well as the functional currency of all its subsidiaries is the U.S. dollar.  Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at exchange rates prevailing at the balance sheet date.  Income and expenses denominated in foreign currencies are translated into U.S. dollars at exchange rates prevailing at the date of the transaction.  The resulting exchange gains and/or losses on settlement or translation are included in the accompanying consolidated statements of operations.

Cash and Cash Equivalents, Policy [Policy Text Block]	Cash equivalents Cash equivalents are cash in bank accounts, time deposits or other certificates purchased with an original maturity of three months or less.
Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]

Restricted cash

Restricted cash reflects deposits with certain banks that can only be used to pay the current loan installments or are required to be maintained as a certain minimum cash balance per mortgaged vessel and amounts that are pledged, blocked or held as cash collateral under the Company’s borrowing arrangements or derivative contracts.

Accounts Receivable [Policy Text Block]

Trade accounts receivable, net

The amount shown as trade accounts receivable, at each balance sheet date, includes estimated recoveries from each voyage or time charter. At each balance sheet date, the Company provides for doubtful accounts on the basis of specific identified doubtful receivables. Bad debts are written off in the period in which they are identified. As of December 31, 2023, the Company wrote-off certain trade receivables by recording a bad debt expense for the year ended December 31, 2023 of $134,294.

Inventory, Policy [Policy Text Block]

Inventories

Inventories consist of lubricants and bunkers, which are stated at the lower of cost and net realizable value, which is the estimated selling price less reasonably predictable costs of disposal and transportation. Inventories are valued using the FIFO (First-In First-Out) method.

Property, Plant and Equipment, Policy [Policy Text Block]

Vessels

Vessels are stated at cost, which comprises the vessel contract price, costs of major repairs and improvements upon acquisition, direct delivery and other acquisition expenses to prepare the vessel for her initial voyage, less accumulated depreciation and impairment, if any. Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels; otherwise, these amounts are charged to expense as incurred.

Expenditures for vessel repair and maintenance are charged against income in the period incurred.

Depreciation, Depletion, and Amortization [Policy Text Block]

Depreciation

Depreciation is calculated on a straight line basis over the estimated useful life of the vessel with reference to the cost of the vessel, and estimated scrap value. Remaining useful lives of vessels are periodically reviewed and revised to recognize changes in conditions and such revisions, if any, are recognized over current and future periods. The Company estimates that its vessels have a useful life of 25 years from the completion of their construction. Secondhand vessels are depreciated from the date of their acquisition through their remaining estimated useful life. When regulations place limitations over the ability of a vessel to trade on a worldwide basis, its remaining useful life is adjusted at the date such regulations are adopted. The estimated salvage value of each vessel is $250 per light weight ton as of December 31, 2022 and 2023.

Insurance Claims and Insurance Proceeds, Policy [Policy Text Block]

Insurance claims and insurance proceeds

Claims receivable are recorded on the accrual basis and represent the amounts to be received, net of deductibles incurred through each balance sheet date, for which recovery from insurance companies is probable and the claim is not subject to litigation. Any remaining costs to complete the claims are included in accrued liabilities. Insurance proceeds are recorded according to type of claim that gives rise to the proceeds in the consolidated statements of operations and the consolidated statements of cash flow.

Revenue from Contract with Customer [Policy Text Block]

Revenue and expense recognition

Revenues are generated mainly from time charter agreements or infrequently from voyage charter agreements. Under a time charter agreement a contract is entered into for the use of a vessel for a specific period of time and a specified daily fixed or index-linked charter hire rate. Under a voyage charter agreement, a contract is made in the spot market for the use of a vessel for a specific voyage to transport a specified agreed upon cargo at a specified freight rate per ton or occasionally a lump sum amount. Under a voyage charter agreement, the charter party generally has a minimum amount of cargo and the charterer is liable for any short loading of cargo or “dead” freight.

A minor part of the Company’s revenues may also be generated from pool arrangements. For the vessel that operated under pool arrangement during the year ended December 31, 2021 the Company does not consider itself the principal, primarily because of its lack of control over the service to be transferred to the charterer under those charter party agreements and therefore related revenues and expenses are presented net.

In particular, the pool manager calculates the net pool revenues using gross revenues less voyage expenses of all the pool vessels and less the general and administrative expenses of the pool and distributes the net pool revenues as time charter hire to participants based on an agreed upon formula, which is determined by pool points awarded to each vessel in the pool (vessel attributes such as age, design, cargo carrying capacity, fuel consumption and speed are taken into consideration) as well as the number of days the vessel participated in the pool in the period. The Company recognizes net pool revenues on a monthly basis, when the vessel has participated in the pool during the period and the amount of net pool revenues for the period can be estimated reliably. Revenue generated from the pool is accounted for as revenue from operating leases, pursuant to the accounting standard on leases (ASC 842), as further described below.

A time charter is a contract for the use of a vessel for a specific period of time and a specified daily fixed or index-linked charter hire rate, which is generally payable 15 or 30 days in advance as determined in the charter party agreement. The duration of the contracts that the Company enters into depends on the market conditions, with the duration decreasing during weak market conditions. During 2021, 2022 and 2023 the duration of the Company’s time charter contracts ranged from 12 days to 3 years. Time charter revenue is recognized when a charter agreement exists, the vessel is made available to the charterer and collection of the related revenue is reasonably assured. As of December 31, 2023, all of the Company’s time charter agreements have remaining terms ranging from less than a month to 14 months based on the minimum duration of the time charter contracts and do not include any renewal options. A time charter generally provides typical warranties and owner protective restrictions. The Company’s time charter agreements are classified as operating leases pursuant to ASC 842, because (i) the vessel is an identifiable asset, (ii) the Company does not have substantive substitution rights and (iii) the charterer has the right to control the use of the vessel, during the term of the contract, and derives the economic benefits from such use. In a time charter contract, the Company is responsible for all the costs incurred for running the vessel such as crew costs, vessel insurance, repairs and maintenance and lubricants. The charterer bears the voyage related costs such as bunker expenses, port charges and canal tolls during the hire period.

The Company, making use of the practical expedient for lessors, elected not to separate the lease and non-lease components included in the time charter revenue because the pattern of revenue recognition for the lease and non-lease components (included in the daily hire rate) is the same and the lease component, if accounted for separately, would be classified as an operating lease. The nature of the lease component and non-lease component that are combined as a result of applying the respective practical expedient are the hire rate for a bareboat charter as well as the compensation for expenses incurred running the vessel such as crewing expense, repairs, insurance, maintenance and lubricants. The lease component is the predominant component and the Company accounts for the combined component as an operating lease in accordance with ASC 842.

Both the lease component and non-lease component are earned by the passage of time. Revenues under a time charter contract are recognized on a straight-line basis over the term of the respective time charter agreements, beginning when the vessel is delivered to the charterer until it is redelivered back to the Company, and are recorded in “Time charter revenue” in the consolidated statements of operations. Time charter agreements may include ballast bonus payments made by the charterer which serve as compensation for the ballast trip of the vessel to the delivery port, which are deferred and also recognized on a straight line basis over the charter period.

The Company has determined that its voyage charter agreements do not contain a lease because the charterer under such contracts does not have the right to control the use of the vessel since the Company, as the ship-owner, retains control over the operations of the vessel, provided also that the terms of the voyage charter are pre-determined, and any change requires the Company’s consent and are therefore considered service contracts that fall under the provisions of ASC 606 “Revenue from contracts with customers”. The Company accounts for a voyage charter when all the following criteria are met: (i) the parties to the contract have approved the contract in the form of a written charter agreement or fixture recap and are committed to perform their respective obligations, (ii) the Company can identify each party’s rights regarding the services to be transferred, (iii) the Company can identify the payment terms for the services to be transferred, (iv) the charter agreement has commercial substance (that is, the risk, timing, or amount of the future cash flows is expected to change as a result of the contract) and (v) it is probable that the Company will collect substantially all of the consideration to which it will be entitled in exchange for the services that will be transferred to the charterer. The majority of revenue from voyage charter agreements is usually collected in advance. The Company has determined that there is one single performance obligation for each of its voyage contracts, which is to provide the charterer with an integrated transportation service within a specified time period. In addition, the Company has concluded that a contract for a voyage charter meets the criteria to recognize revenue over time because the charterer simultaneously receives and consumes the benefits of the Company’s performance as the Company performs. Therefore, since the Company’s performance obligation under each voyage contract is met evenly as the voyage progresses, revenue is recognized on a straight line basis over the voyage days from the loading of cargo to its discharge.

Demurrage income, which is considered a form of variable consideration, is included in voyage revenues, and represents payments by the charterer to the vessel owner when loading or discharging time exceeds the stipulated time in the voyage charter agreements. Demurrage income for the year ended December 31, 2023 was not material.

Charter fees received in advance are recorded as a liability (deferred revenue) until charter services are rendered.

Vessel operating expenses are comprised of all expenses relating to the operation of the vessels, including crewing, insurance, repairs and maintenance, stores, lubricants, spares and consumables, professional and legal fees and miscellaneous expenses. Vessel operating expenses are recognized as incurred; payments in advance of services or use are recorded as prepaid expenses. Under time charter agreements, voyage expenses which are also recognized as incurred by the Company include costs for draft surveys, hold cleaning, postage, extra war risk insurance and other minor miscellaneous expenses related to the voyage. The charterer is responsible for paying the cost of bunkers and other voyage expenses whilst the vessel is on time charter. Certain voyage expenses paid by the Company, such as extra war risk insurance and holds cleaning may be recovered from the charterer; such amounts recovered are recorded as other income within “Time charter revenue” in the consolidated statements of operations.

Under voyage charter agreements, all voyage costs are borne and paid by the Company. Voyage expenses consist primarily of bunker consumption, port and canal expenses and agency fees related to the voyage. All voyage costs are expensed as incurred with the exception of the contract fulfilment costs that incur from the later of the end of the previous vessel employment and the contract date and until the commencement of loading the cargo on the relevant vessel, which are capitalized to the extent the Company, in its reasonable judgement, determines that they (i) are directly related to a contract, (ii) will be recoverable and (iii) enhance the Company’s resources by putting the Company’s vessel in a location to satisfy its performance obligation under a contract pursuant to the provisions of ASC 340-40 “Other assets and deferred costs”. These capitalized contract fulfilment costs are recorded under “Other receivables” and are amortized on a straight-line basis as the related performance obligations are satisfied.

Commissions (address and brokerage), regardless of charter type, are always paid by the Company, are deferred and amortized over the related charter period and are presented as a separate line item in revenues to arrive at net revenues in the accompanying consolidated statements of operations.

Dry-docking and Special Survey Expenses [Policy Text Block]	Dry-docking and special survey expenses Dry-docking and special survey expenses are expensed as incurred.
Pension and Other Postretirement Plans, Policy [Policy Text Block]

Pension and retirement benefit obligations – crew

The ship-owning companies contract the crews on board the vessels under short-term contracts (usually up to 9 months).  Accordingly, they are not liable for any pension or post-retirement benefits.

Debt, Policy [Policy Text Block]

Financing costs

Fees paid to lenders or required to be paid to third parties on the lenders’ behalf for obtaining new loans or for refinancing or amending existing loans, are required to be presented on the balance sheet as a direct deduction from the carrying amount of that debt liability, similar to debt discounts. These costs are amortized as interest and other financing costs over the duration of the underlying loan using the effective interest method. Any unamortized balance of costs relating to debt repaid or refinanced that meet the criteria for Debt Extinguishment pursuant to the provisions of Subtopic 470-50 “Modifications and Extinguishments”, is expensed in the period in which the repayment is made or refinancing occurs. Any unamortized balance of costs relating to debt refinanced that do not meet the criteria for Debt Extinguishment, are amortized over the term of the refinanced debt.

Offering Costs, Policy [Policy Text Block]

Offering expenses

Expenses directly attributable to an equity offering are deferred and are either presented against paid-in capital when the equity proceeds from the offering are received or are written-off and charged to “General and administrative expenses” in the consolidated statements of operations when it is probable that the offering will be aborted.

Share Repurchase Policy [Policy Text Block]

Share repurchases

The Company records the repurchase of its common shares at cost. Until their retirement these common shares are classified as treasury stock, which is a reduction to shareholders’ equity. Treasury shares are included in authorized and issued shares but excluded from outstanding shares.

Share-Based Payment Arrangement [Policy Text Block]

Stock incentive plan awards

Share-based compensation represents vested and non-vested restricted shares granted to officers and directors as well as to non-employees and are included in “General and administrative expenses” in the consolidated statements of operations. The shares to employees and directors as well as to non-employees are measured at their fair value equal to the market value of the Company’s common stock on the grant date. The shares that do not contain any future service vesting conditions are considered vested shares and the total fair value of such shares is expensed on the grant date. The shares that contain a time-based service vesting condition are considered non-vested shares on the grant date and the total fair value of such shares is recognized on a straight-line basis over the requisite service period. Further, the Company accounts for restricted share award forfeitures upon occurrence.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

Impairment of vessels

The Company reviews its vessels held for use for impairment whenever events or changes in circumstances indicate that the carrying amount of the vessels may not be recoverable. If indicators of impairment are present, the Company performs an analysis of the future undiscounted net operating cash flows of the related vessels. When the estimate of future undiscounted net operating cash flows, excluding interest charges, expected to be generated by the use and eventual disposition of the vessel is less than its carrying amount, the Company records a charge under “Impairment loss” in the consolidated statement of operations, to reduce the vessel’s carrying value to its fair market value. In this respect, management regularly reviews the carrying amount of the vessels in connection with the estimated recoverable amount for each of the Company’s vessels.

In developing its estimates of future undiscounted net operating cash flows, the Company makes assumptions and estimates about vessels’ future performance, with the assumptions being related to charter rates, fleet utilization, vessel operating expenses, drydocking costs, vessels’ residual value and the estimated remaining useful lives of the vessels.  These assumptions are based on historical trends as well as future expectations.

The Company determines the rates to be used in its impairment analysis based on the prevailing market charter rates for the first two years and on inflation-unadjusted historical average rates, from the third year onwards. As of December 31, 2023, there were indicators of impairment for three of the Company’s vessels. As of December 31, 2023, the Company calculated the historical average rates over a 15-year period for 2023 and takes into account complete market cycles. These rates are used for the period a vessel is not under a charter contract; if there is a contract, the charter rate of the contract is used for the period of the contract. Vessel utilization estimates are based on the status of each vessel at the time of the assessment and the Company’s past experience in finding employment for its vessels at comparable market conditions. Cost estimates, like drydocking and operating costs, are based on the Company’s data for its own vessels. Specifically, the Company’s management uses the Company’s internal budget for operating expenses escalated by 2.0% per annum and the Company’s budgeted drydocking costs, assuming a five-year special survey cycle. The estimated salvage value of each vessel is $250 per light weight ton, in accordance with the Company’s vessel depreciation policy. The Company uses a probability weighted approach for developing estimates of future cash flows used to test its vessels for recoverability when alternative uses are under consideration (i.e. sale or continuing operation of a vessel).

Derivatives, Policy [Policy Text Block]

Derivative financial instruments

Derivative financial instruments are recorded in the balance sheet as either an asset or liability measured at its fair value with changes in the instruments’ fair value recognized as either a component in other comprehensive income if specific hedge accounting criteria are met in accordance with guidance relating to “Derivatives and Hedging” or in earnings if hedging criteria are not met.

Evaluation of Purchase Transactions [Policy Text Block]

Evaluation of purchase transactions

When the Company enters into an acquisition transaction, it determines whether the acquisition transaction was the purchase of an asset or a business based on the facts and circumstances of the transaction. In accordance with Business Combinations (Topic 805): Clarifying the Definition of a Business, if substantially all of the fair value of the gross assets acquired in an acquisition transaction are concentrated in a single identifiable asset or group of similar identifiable assets, then the set is not a business. To be considered a business, a set must include an input and a substantive process that together significantly contribute to the ability to create an output. All assets acquired and liabilities assumed in a business combination are measured at their acquisition-date fair values. For asset acquisitions, the cost of the acquisition is allocated to individual assets and liabilities on a relative fair value basis. Acquisition costs associated with business combinations are expensed as incurred. Acquisition costs associated with asset acquisitions are capitalized.

Earnings Per Share, Policy [Policy Text Block]

Earnings / (loss) per common share

Basic earnings / (loss) per share is computed by dividing net income / (loss) attributable to controlling shareholders, after the deduction of dividends paid (in cash or in-kind) to preferred shareholders, if any, by the weighted-average number of common shares outstanding during the period. The weighted-average number of common shares outstanding does not include any potentially dilutive securities or any non-vested restricted shares of common stock. These non-vested restricted shares, although classified as issued and outstanding as of December 31, 2022 and 2023, are considered contingently returnable until the restrictions lapse and are not included in the basic earnings / (loss) per share attributable to controlling shareholders calculation until the shares are vested.

Diluted earnings / (loss) per share gives effect to all potentially dilutive securities to the extent that they are dilutive, using the treasury stock method. The Company uses the treasury stock method for non-vested restricted shares, while for the preferred shares issued the Company uses the if-converted method to assess the dilutive effect.

Segment Reporting, Policy [Policy Text Block]

Segment reporting

The Company reports financial information and evaluates its operations by total charter revenues and not by the type of vessel, length of vessel employment, customer or type of charter. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet and thus the Company has determined that it operates under one reportable segment, that of operating drybulk vessels. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographical information is impracticable.

New Accounting Pronouncements, Policy [Policy Text Block]

Recent accounting pronouncements

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-07, Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 expands reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses that are regularly provided to the chief operating decision maker and included within each reported measure of segment profit or loss, and an amount and description of its composition for other segment items and interim disclosures of a reportable segment’s profit or loss and assets. ASU 2023-07 also requires that all segment-related disclosures required by FASB Topic 280 (Segment Reporting) be made by entities that have a single reportable segment. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024 and early adoption is permitted. The Company does not believe the  adoption of ASU No. 2023-07 will have a material effect on its financial position, results of operations and cash flows.